Consolidated Statements Of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating activities
Net income (loss)	$ 16	$ 290	$ (29)	[1]
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Vehicle depreciation	1,678	1,438	1,395
Gain on sale of vehicles, net	(6)	(97)	(234)
Non-vehicle related depreciation and amortization	152	125	95
Deferred income taxes	37	128	32
Amortization of debt financing fees	41	57	78
Impairment	33	0	0
Non-cash charge on unfavorable license rights reacquired with the acquisition of Avis Europe plc	0	0	117
Net change in assets and liabilities, excluding the impact of acquisitions and dispositions:
Receivables	(66)	(65)	29
Income taxes	(14)	(183)	(18)
Accounts payable and other current liabilities	(28)	(28)	20
Other, net	410	224	93
Net cash provided by operating activities	2,253	1,889	1,578
Investing activities
Property and equipment additions	(152)	(132)	(65)
Proceeds received on asset sales	22	21	14
Net assets acquired (net of cash acquired)	(537)	(69)	(841)
Other, net	2	(9)	(7)
Net cash used in investing activities exclusive of vehicle programs	(665)	(189)	(899)
Vehicle programs:
Increase in program cash	(79)	(13)	(11)
Investment in vehicles	(10,899)	(11,067)	(8,659)
Proceeds received on disposition of vehicles	9,409	9,196	7,196
Investment in debt securities of Avis Budget Rental Car Funding (AESOP)—related party	0	0	(400)
Proceeds from debt securities of Avis Budget Rental Car Funding (AESOP)—related party	0	0	400
Net Cash Used In Investing Activities Of Vehicle Programs	(1,569)	(1,884)	(1,474)
Net cash used in investing activities	(2,234)	(2,073)	(2,373)
Financing activities
Proceeds from long-term borrowings	2,972	1,152	682
Payments on long-term borrowings	(2,608)	(1,501)	(668)
Net change in short-term borrowings	(36)	10	(97)
Debt financing fees	(37)	(16)	(78)
Purchases of warrants	(78)	(29)	0
Proceeds from sale of call options	104	43	0
Repurchases of common stock	(48)	0	0
Other, net	3	1	1
Net cash provided by (used in) financing activities exclusive of vehicle programs	272	(340)	(160)
Vehicle programs:
Proceeds from borrowings	12,953	12,108	10,534
Payments on borrowings	(13,115)	(11,490)	(9,917)
Debt financing fees	(34)	(28)	(33)
Net cash provided by financing activities of vehicle programs	(196)	590	584
Net cash provided by (used in) financing activities	76	250	424
Effect of changes in exchange rates on cash and cash equivalents	(8)	6	(6)
Net increase (decrease) in cash and cash equivalents	87	72	(377)
Cash and cash equivalents, beginning of period	606	534	911
Cash and cash equivalents, end of period	693	606	534
Supplemental Disclosure
Interest payments	457	552	465
Income tax payments, net	$ 58	$ 65	$ 51

[1]	As the Company incurred a net loss in 2011, all outstanding stock options, restricted stock units, stock warrants and issuable shares underlying the convertible debt have an anti-dilutive effect and therefore are excluded from the computation of diluted weighted average shares outstanding. Accordingly, basic and diluted weighted average shares outstanding are equal for such period.